Warrants (Details Narrative) (10-K) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Stock compensation expense	$ 87,500	$ 514,399	$ 708,059	$ 11,667,361
Warrant [Member]
Stock compensation expense			$ 48,700	$ 5,250,540